Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
November 30, 2022
CPR-NPRT3-0123
1.810692.118
Common Stocks - 100.1%
	Shares	Value ($)
Auto Components - 1.4%
Auto Parts & Equipment - 1.4%
Adient PLC (a)	77,200	3,006,168
Magna International, Inc. Class A (b)	41,800	2,574,462
		5,580,630
Automobiles - 11.8%
Automobile Manufacturers - 11.8%
Ferrari NV	7,047	1,571,833
Tesla, Inc. (a)	240,871	46,897,584
		48,469,417
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	66,406	1,284,292
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	25,456	1,694,351
Food & Staples Retailing - 0.9%
Food Distributors - 0.9%
Performance Food Group Co. (a)	61,878	3,773,320
Hotels, Restaurants & Leisure - 18.1%
Casinos & Gaming - 3.1%
Caesars Entertainment, Inc. (a)	68,308	3,470,729
Churchill Downs, Inc.	24,391	5,413,826
Penn Entertainment, Inc. (a)	111,874	3,936,846
		12,821,401
Hotels, Resorts & Cruise Lines - 7.6%
Booking Holdings, Inc. (a)	4,572	9,507,245
Hilton Worldwide Holdings, Inc.	83,131	11,856,143
Lindblad Expeditions Holdings (a)	101,644	922,928
Marriott International, Inc. Class A	52,579	8,693,938
		30,980,254
Leisure Facilities - 0.9%
Planet Fitness, Inc. (a)	29,433	2,306,370
Vail Resorts, Inc.	5,181	1,334,315
		3,640,685
Restaurants - 6.5%
ARAMARK Holdings Corp.	123,244	5,126,950
Brinker International, Inc. (a)	25,830	864,014
Chipotle Mexican Grill, Inc. (a)	3,885	6,320,740
Domino's Pizza, Inc.	14,574	5,665,351
Dutch Bros, Inc. (a)(b)	19,571	738,610
McDonald's Corp.	29,265	7,983,199
		26,698,864
TOTAL HOTELS, RESTAURANTS & LEISURE		74,141,204
Household Durables - 2.3%
Home Furnishings - 1.1%
Tempur Sealy International, Inc.	138,687	4,406,086
Homebuilding - 1.2%
KB Home	57,600	1,808,064
PulteGroup, Inc.	74,600	3,340,588
		5,148,652
TOTAL HOUSEHOLD DURABLES		9,554,738
Internet & Direct Marketing Retail - 22.2%
Internet & Direct Marketing Retail - 22.2%
Amazon.com, Inc. (a)	910,015	87,852,849
eBay, Inc.	72,716	3,304,215
		91,157,064
Multiline Retail - 6.9%
General Merchandise Stores - 6.9%
Dollar General Corp.	31,624	8,085,624
Dollar Tree, Inc. (a)	55,070	8,276,470
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	55,682	3,391,034
Target Corp.	51,025	8,524,747
		28,277,875
Specialty Retail - 22.3%
Apparel Retail - 5.9%
Burlington Stores, Inc. (a)	25,717	5,032,303
TJX Companies, Inc.	208,287	16,673,374
Victoria's Secret & Co. (a)	56,449	2,596,654
		24,302,331
Automotive Retail - 0.2%
O'Reilly Automotive, Inc. (a)	1,000	864,540
Home Improvement Retail - 12.1%
Floor & Decor Holdings, Inc. Class A (a)(b)	82,057	6,123,914
Lowe's Companies, Inc.	97,791	20,785,477
The Home Depot, Inc.	69,841	22,627,786
		49,537,177
Homefurnishing Retail - 0.4%
Williams-Sonoma, Inc. (b)	14,900	1,741,810
Specialty Stores - 3.7%
Bath & Body Works, Inc.	35,628	1,514,190
Dick's Sporting Goods, Inc. (b)	70,247	8,400,136
Five Below, Inc. (a)	27,172	4,370,888
Sally Beauty Holdings, Inc. (a)	53,100	624,456
		14,909,670
TOTAL SPECIALTY RETAIL		91,355,528
Textiles, Apparel & Luxury Goods - 13.5%
Apparel, Accessories & Luxury Goods - 7.1%
Capri Holdings Ltd. (a)	154,918	8,884,547
lululemon athletica, Inc. (a)	20,030	7,617,609
LVMH Moet Hennessy Louis Vuitton SE	3,173	2,462,339
PVH Corp.	36,168	2,429,766
Tapestry, Inc.	203,988	7,704,627
		29,098,888
Footwear - 6.4%
Crocs, Inc. (a)	12,108	1,222,908
Deckers Outdoor Corp. (a)	19,227	7,669,266
NIKE, Inc. Class B	142,062	15,582,781
On Holding AG (a)	41,093	798,026
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,600	868,702
		26,141,683
TOTAL TEXTILES, APPAREL & LUXURY GOODS		55,240,571
TOTAL COMMON STOCKS (Cost $281,834,688)		410,528,990

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	1,229,125	1,229,371
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	20,452,994	20,455,039
TOTAL MONEY MARKET FUNDS (Cost $21,684,410)		21,684,410

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $303,519,098)	432,213,400
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(21,952,838)
NET ASSETS - 100.0%	410,260,562

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	-	59,750,307	58,520,936	23,801	-	-	1,229,371	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	6,819,964	98,332,964	84,697,889	219,151	-	-	20,455,039	0.1%
Total	6,819,964	158,083,271	143,218,825	242,952	-	-	21,684,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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